Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss	$ (152,162)	$ (37,184)	$ (592,765)	$ (39,389)	$ (421,194)
Accretion of temporary equity to redemption value	(6,024)	(3,363,085)	(6,024)	(3,363,085)	(5,262,944)
Net loss including accretion of temporary equity to redemption value	$ (158,186)	$ (3,400,269)	$ (598,789)	$ (3,402,474)	$ (5,684,138)